Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Accrued advertising expense	¥ 1,529,746	¥ 1,011,400
Accrued shipping and handling expenses	1,597,573	925,864
Accrued payroll and social benefits	581,769	896,365
Deposits from delivery service providers	397,018	475,497
Income tax payables	673,282	652,624
Other tax payables (Note a)	691,919	690,338
Accrued rental expenses	113,773	73,861
Accrued administrative expenses	378,536	384,427
Amounts received on behalf of third-party merchants (Note b)	1,175,618	946,100
Refund liability (Note c)	271,732	225,274
Others (Note d)	286,030	252,825
Total	¥ 7,696,996	6,534,575	$ 1,179,616
Period of unconditional right of return	7 days
Hengyang Shanshan [Member]
Business Acquisition [Line Items]
Proceeds from debt		¥ 93,464
Repayment of debt	¥ 30,948
Loan receivable converted	¥ 62,518